7. Line of Credit - Related Party (Details Narrative) - Line of Credit - Gibbs [Member] - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Line of credit issuance date	Dec. 31, 2012
Maximum borrowing capacity	$ 1,000,000
Line of credit expiration date	Dec. 31, 2018
Line of credit remaining borrowing availability	$ 167,500
Debt converted, amount converted	$ 100,000
Debt converted, shares issued	5,000,000
Line of credit balance	$ 832,500	$ 932,500
Accrued interest	$ 253,285	$ 213,657